Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents.
Gains on disposal of short-term investments	$ (161)
Net gains on disposal on non-current assets	(24)	$ (29)	$ (85)
Changes on fair value of put option (Acerta Pharma)	(209)	(41)
Share-based payments charge for period	220	241	211
Settlement of share plan awards	(254)	(281)	(342)
Pension contributions	(157)	(192)	(402)
Pension charges recorded in operating profit	74	74	182
Foreign exchange and other	(13)	(264)	86
Total operating activities non-cash and other movements	$ (524)	$ (492)	$ (350)